Equity-based Compensation - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 21, 2015	Nov. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense							$ 87,000	$ 1,640,000	$ 1,033,000
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense			$ 385,600	$ 315,400	$ 780,100	$ 630,700	631,000
Remaining expense related to unvested restricted stock units			$ 2,600,000		$ 2,600,000		$ 3,000,000
Expense recognition period					20 months		26 months
Number of shares outstanding, non-vested			672,750		672,750		672,750	258,375
Fair value per unit at grant date, non-vested			$ 5.14		$ 5.14		$ 5.14	$ 13.43
Restricted stock granted	258,375	395,250	0		0		395,250
Stock units forfeited			0		0
Restricted stock cancelled		258,375
Stock units granted, new grantees		277,500					277,500	258,375
Restricted Stock Units | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage							0.00%
Vested in period, weighted average grant date fair value							$ 21.76
Restricted Stock Units | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage							175.00%
Vested in period, weighted average grant date fair value							$ 27.55
Amended Restricted Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense							$ 117,000
Equity-based compensation expense, reversed							$ 631,000
Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares available for grant			7,500,000		7,500,000		7,500,000
Shares of common stock remain available for future grants			6,827,250		6,827,250		6,827,250